Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Weighted Average Exercise Prices And Contractual Life of the Share Options
The awards granted under the SOP carry no dividend or voting rights.

2020	RSP	SOP
Weighted average fair value at grant date	2.62	1.93
Share price of Preferred A shares based on transactions occurred at the same time of the issues of the scheme	3.41	3.41
Exercise price	—	3.41
Contractual life of the options	—	10 years

Summary of Number of The Share Options

In thousands	SOP
2020
Outstanding at the beginning of the year	—
Granted during the year	26,890
Exercised during the year	—
Expired during the year	—
Forfeited during the year	—

Outstanding at the end of the year	26,890

Exercisable at the end of the year	—

Summary of inclusions of Model Inputs For Options Granted
The model inputs for options granted as of December 31, 2020 included:

Input	IPO	Delayed exit	Justification
Valuation date	October 2, 2020	October 2, 2020	This is the date that the option scheme was communicated to the employees and the date that management has made an estimation of the valuation of the scheme. Given the short time elapsed between the valuation date and the date that the actual agreements were signed management does not consider there to be any material change in value across the valuation date and the date the agreements have been signed (grant date).

Risk free rate	0%	0%	Risk free rates are taken from yields on UK government bonds for corresponding periods to the exit dates for each valuation event. Rates are linearly interpolated from yields for bonds with the closest available maturities. Where negative, rates have been capped at 0%.

Dividend yield	Nil	Nil	No dividend is anticipated to be paid prior to an exit event. SOPs are not entitled to dividends but RSPs are.

Expected volatility	146%	102%	Based on the average observed volatility in the equity value of listed comparable companies over a historic period commensurate with the expected exit date

Expected exit event	January 31, 2021	January 1, 2022	Estimation as to when the exit event will occur

Scenario weighting	75%	25%	This is the expected likelihood of the different exit routes as at the grant dates. We have assumed a one-year delay if the exit does not occur in early 2021.